Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Sep. 30, 2015 Years $ / shares shares	Sep. 30, 2014 Years $ / shares	Sep. 30, 2013 Years $ / shares	Sep. 30, 2012 Years $ / shares
Shares under option | shares	305,750
Weighted average exercise price	$ 21.90	$ 25.43	$ 20.40	$ 17.52
Weighted average remaining life | Years	5.9	5.0	4.2	3.8
$16.51 - $24.75
Shares under option | shares	54,117
Weighted average exercise price	$ 17.63
Weighted average remaining life | Years	4.8
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25
Shares under option | shares	147,018
Weighted average exercise price	$ 21.18
Weighted average remaining life | Years	4.8
$37.26 - $41.39
Shares under option | shares	12,712
Weighted average exercise price	$ 31.10
Weighted average remaining life | Years	8.2
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39
$16.51 - $24.75 Non-exercisable
Shares under option | shares	11,078
Weighted average exercise price	$ 16.72
Weighted average remaining life | Years	6.2
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25 Non-exercisable
Shares under option | shares	59,977
Weighted average exercise price	$ 23.30
Weighted average remaining life | Years	8.0
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Non-exercisable
Shares under option | shares	20,848
Weighted average exercise price	$ 31.10
Weighted average remaining life | Years	8.2
Exercisable
Shares under option | shares	213,847
Weighted average exercise price	$ 20.87
Weighted average remaining life | Years	5.0
Non-exercisable
Shares under option | shares	91,903
Weighted average exercise price	$ 24.27
Weighted average remaining life | Years	7.8
$24.76 - $37.25
Minimum exercise price	$ 24.76
Maximum exercise price	37.25
$37.26 - $41.39 Non-exercisable
Minimum exercise price	37.26
Maximum exercise price	$ 41.39